Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement Line Items [Line Items]
Directly issued capital instruments	$ 328,538	$ 325,910	$ 330,489
Contributed surplus	1,815	2,473	2,540
Retained earnings	213,998	203,728	188,568
Accumulated other comprehensive income (loss)	(1,275)	562	(302)
Regulatory capital		619,890
Total risk-weighted assets		$ 3,943,657
Capital ratio		15.72%
Total assets	6,146,010	$ 5,808,475	$ 4,971,732
Tier 1 capital	(26,261)	(23,023)
Replacement cost associated with all derivative transactions	0	0
Add-on amounts for PFE associated with all derivative transactions	3,319	3,975
Total derivative exposures	3,319	3,975
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	623,825
Total risk-weighted assets	$ 4,031,913
Capital ratio	15.47%
Basel III [member]
Statement Line Items [Line Items]
Total assets	$ 6,146,010	5,808,475
Total on-balance sheet exposures	6,119,749	5,785,452
Total off-balance sheet exposure at gross notional amount	585,899	635,854
Adjustments for conversion to credit equivalent amount	382,563	410,571
Total off-balance sheet exposures	203,336	225,283
Total exposures	$ 6,326,404	$ 6,014,710
Leverage ratio	8.17%	8.47%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 325,910
Contributed surplus		2,473
Retained earnings		203,728
Accumulated other comprehensive income (loss)		562
Regulatory capital before adjustments		532,673
Adjustments to capital		(23,023)
Regulatory capital		$ 509,650
Capital ratio		12.92%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 328,538
Contributed surplus	1,815
Retained earnings	213,998
Accumulated other comprehensive income (loss)	(1,275)
Regulatory capital before adjustments	543,076
Adjustments to capital	(26,261)
Regulatory capital	$ 516,815
Capital ratio	12.82%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 0
Regulatory capital	$ 516,815	$ 509,650
Capital ratio		12.92%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 516,815
Capital ratio	12.82%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 101,715	$ 105,135
Regulatory capital before adjustments		105,135
Adjustments to capital		5,105
Regulatory capital		$ 110,240
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	101,715
Adjustments to capital	5,295
Regulatory capital	$ 107,010